STATEMENT OF ADDITIONAL INFORMATION

Supplement dated February 1, 2022

to the Statement of Additional Information dated October 7, 2021

DSS AmericaFirst Monthly Risk-On Risk-Off Fund

Class A: ABRFX  Class U: ABRUX  Class I: ABRWX

DSS AmericaFirst Income Fund

Class A: AFPAX  Class U: AFPUX  Class I: AFPIX

DSS AmericaFirst Defensive Growth Fund

Class A: DGQAX  Class U: DGQUX  Class I: DGQIX

DSS AmericaFirst Large Cap Share Buyback Fund

Class A: SBQAX  Class U: SBQUX Class I: SBQIX

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Effective January 4, 2022, "DSS" was added to the beginning of the name of AmericaFirst Quantitative Funds such that it is now DSS AmericaFirst Quantitative Funds.  Any references to the contrary in the Statement of Additional Information should be disregarded.

The Statement of Additional Information and Prospectus each dated October 7, 2021, each provide information that you should know before investing in the Funds and should be retained for future reference.  The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All of these documents are available upon request and without charge by calling shareholder services at 1-877-217-8501.

Please retain this Supplement for future reference.